EMPLOYEE BENEFIT PLANS (Details) (USD $) In Millions, unless otherwise specified			3 Months Ended		12 Months Ended								3 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Defined Benefit Plans	Mar. 31, 2013 Defined Benefit Plans	Dec. 31, 2013 Defined Benefit Plans Minimum	Dec. 31, 2013 Defined Benefit Plans Maximum	Dec. 31, 2013 U.S. Defined Benefit Plans	Dec. 31, 2012 U.S. Defined Benefit Plans	Dec. 31, 2011 U.S. Defined Benefit Plans	Dec. 31, 2013 Non-U.S. Defined Benefit Plans	Dec. 31, 2012 Non-U.S. Defined Benefit Plans	Dec. 31, 2011 Non-U.S. Defined Benefit Plans	Mar. 31, 2014 Other Postretirement Benefit Plans	Mar. 31, 2013 Other Postretirement Benefit Plans	Dec. 31, 2013 Other Postretirement Benefit Plans	Dec. 31, 2013 U.S. Other Postretirement Benefit Plans	Dec. 31, 2012 U.S. Other Postretirement Benefit Plans	Dec. 31, 2011 U.S. Other Postretirement Benefit Plans	Dec. 31, 2013 Non-U.S. Other Postretirement Benefit Plans	Dec. 31, 2012 Non-U.S. Other Postretirement Benefit Plans	Dec. 31, 2011 Non-U.S. Other Postretirement Benefit Plans
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Annual pay credits, percentage of eligible pay					4.00%	12.00%
Additional annual pay credits, percentage of eligible pay for participants in the plan on July 1, 2004					1.00%	8.00%
Period of additional annual pay credits						5 years
Decrease in projected benefit obligation															$ 22
Change in benefit obligation
Benefit obligation at beginning of year							958	834		2,755	2,331					136	128		7	7
Service cost			15	17			31	26	23	38	32	44	1	1		4	4	3
Interest cost			37	33			40	42	44	90	102	110	1	1		5	7	7		1	1
Participant contributions										9	9					5	5
Plan amendments								(26)		1						(22)				(1)
Foreign currency exchange rate changes										92	80								(1)
Settlements/transfers											(2)
Curtailments										(5)
Special termination benefits			(3)	(5)						(9)		(8)
Actuarial (gain) loss							(100)	127		39	360					(9)	8
Benefits paid							(52)	(45)		(169)	(157)					(14)	(16)		(1)
Benefit obligation at end of year							877	958	834	2,859	2,755	2,331				105	136	128	5	7	7
Change in plan assets
Fair value of plan assets at beginning of year			3,200	2,900			636	538		2,237	2,026
Actual return on plan assets							99	71		198	221
Foreign currency exchange rate changes										79	65
Participant contributions										9	9					5	5
Company contributions							72	72		89	75					9	11		1
Settlements/transfers											(2)
Benefits paid							(52)	(45)		(169)	(157)					(14)	(16)		(1)
Fair value of plan assets at end of year							755	636	538	2,443	2,237	2,026
Funded status
Fair value of plan assets							755	636	538	2,443	2,237	2,026
Benefit obligation							877	958	834	2,859	2,755	2,331				105	136	128	5	7	7
Accrued benefit cost							(122)	(322)		(416)	(518)					(105)	(136)		(5)	(7)
Amounts recognized in balance sheet:
Noncurrent asset	20	1								20	1
Current liability							(6)	(6)		(6)	(5)					(9)	(11)			(1)
Noncurrent liability							(116)	(316)		(430)	(514)					(96)	(125)		(5)	(6)
Total							$ (122)	$ (322)		$ (416)	$ (518)					$ (105)	$ (136)		$ (5)	$ (7)